Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
Non Executive Directors [member]
Statement [LineItems]
Summary of Remuneration to Related Parties

The following table summarises the remuneration for NEDs for the years ended 31 December 2018 and 2017:

	Directors fees US$’000	Board fees Committee fees US$’000	Total US$’000
C Carolus	231.3	—	231.3
R Menell	150.5	—	150.5
D Ncube[1]	30.7	21.3	52.0
Y Suleman	75.9	72.4	148.3
P Bacchus	80.6	61.1	141.7
S Reid	80.6	55.4	136.0
T Goodlace	75.9	38.4	114.3
A Andani	80.6	40.2	120.8
C Letton	80.6	49.8	130.4
P Mahanyele Dabengwa[2]	25.9	2.7	28.6

Total – 2018	912.6	341.3	1,253.9

C Carolus	216.0	—	216.0
R Menell	140.5	—	140.5
D Ncube	70.9	49.1	120.0
Y Suleman	70.9	53.3	124.2
P Bacchus	76.5	53.1	129.6
S Reid	76.5	54.1	130.6
T Goodlace	70.9	40.6	111.5
A Andani	76.5	53.3	129.8
C Letton[3]	51.0	20.0	71.0
G Wilson[4]	28.4	26.3	54.7

Total – 2017	878.1	349.8	1,227.9

[1]	Retired from the Board at end May 2018.
[2]	Appointed to the Board in September 2018.
[3]	Fees in respect of the 2017 year were paid as a lump sum in January 2018.
[4]	Retired from the Board at end of May 2017.

Key management personnel of entity or parent [member]
Statement [LineItems]
Summary of Remuneration to Related Parties

The following table summarises the remuneration for executive directors and prescribed officers for the years ended 31 December 2018 and 2017: (Details of the remuneration are further described in the Remuneration Report)

	Salary[1] US$’000	Pension fund contribution US$’000	Cash incentive[2] US$’000	Other[3] US$’000	Share- based payment expense[4] US$’000	LTIP expense[4] US$’000	Total US$’000
Executive directors
N Holland	1,251.6	26.5	661.5	—	1,654.8	25.5	3,619.9
P Schmidt	626.6	48.2	306.2	2.1	876.2	25.3	1,884.6

	1,878.2	74.7	967.7	2.1	2,531.0	50.8	5,504.5

Prescribed officers
L Rivera[5]	668.8	72.8	132.9	386.8	202.6	—	1,463.9
A Baku[6]	808.0	185.8	634.8	68.0	990.4	25.5	2,712.5
R Butcher	384.5	37.3	192.4	—	238.5	—	852.7
N Chohan	367.2	26.5	213.9	1.8	341.1	6.9	957.4
B Mattison[7]	453.6	26.5	271.9	2.5	545.1	16.4	1,316.0
T Harmse	369.7	26.5	215.3	7.8	433.5	13.9	1,066.7
A Nagaser	243.3	27.0	131.1	0.4	185.8	5.0	592.6
S Mathews[8]	438.2	29.5	289.4	4.9	399.2	10.9	1,172.1
M Preece	541.7	26.5	168.8	0.4	113.0	—	850.4
R Bardien[9]	274.3	24.3	150.5	106.1	—	—	555.2

	4,549.3	482.7	2,401.0	578.7	3,449.2	78.6	11,539.5

Total – 2018	6,427.5	557.4	3,368.7	580.8	5,980.2	129.4	17,044.0

Executive directors
N Holland	1,186.9	26.3	1,002.2	—	1,264.3	158.8	3,638.5
P Schmidt	588.6	48.2	542.7	4.0	674.8	141.8	2,000.1

	1,775.5	74.5	1,544.9	4.0	1,939.1	300.6	5,638.6

Prescribed officers
L Rivera[5]	626.3	48.4	270.4	253.3	156.8	—	1,355.2
A Baku[6]	784.7	180.5	719.8	150.2	784.3	146.8	2,766.3
R Butcher	353.0	37.9	278.5	—	178.9	—	848.3
N Chohan	342.8	26.3	288.3	3.3	261.4	40.3	962.4
B Mattison[7]	426.7	26.3	369.9	1.0	426.9	93.9	1,344.7
T Harmse	344.7	26.3	290.1	6.8	342.2	78.2	1,088.3
A Nagaser	228.1	25.3	192.0	0.7	143.7	24.9	614.7
S Mathews[8]	397.5	21.2	326.1	10.0	316.4	59.5	1,130.7
M Preece	338.2	16.6	—	—	63.5	—	418.3
L Samuel[10]	384.3	17.5	—	198.9	—	—	600.7
R Weston[11]	102.0	4.5	—	7.6	34.4	—	148.5
N Muller[12]	129.4	6.6	—	34.0	—	—	170.0

	4,457.7	437.4	2,735.1	665.8	2,708.4	443.6	11,448.0

Total – 2017	6,233.2	511.9	4,280.0	669.8	4,647.5	744.2	17,086.6

[1]

The total US$ amounts paid for 2018, and included in salary were as follows : NJ Holland US$406,700 (2017: US$396,500), P Schmidt US$124,150 (2017: US$121,000) and B Mattison US$88,217 (2017: US$86,000).

[2]	The annual bonuses for the year ended 31 December 2017 and 31 December 2018 were paid in February 2018 and February 2019, respectively.
[3]	Other payments include special bonuses and incidental payments unless otherwise stated.
[4]	The share-based payment and LTIP expenses are calculated in terms of IFRS and are not the cash amounts paid. For details of the cash amounts paid, refer the remuneration report.
[5]	Other payments for 2018 relate to cash in lieu of 2016 share award paybale upon vesting in March 2019 and 2017 relate to a legislative bonus.
[6]	Other payments for 2018 relate to a profit share bonus payment and 2017 relates to a leave allowance.
[7]	Other payments for 2018 relate to a service award.
[8]	Other payments for 2018 relate to a bonus payment in lieu of most improved operation bonus scheme
[9]	Appointed on 1 February 2018. Other payments for 2018 relate to a sign-on-bonus.
[10]	Resigned 31 July 2017. Other payments for 2017 include a payment in lieu of notice.
[11]	Retired 28 February 2017.
[12]	Resigned 31 March 2017.